UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001703181

Spirit Master Funding II, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001722621

Central Index Key Number of underwriter (if applicable): Not applicable

Phillip D. Joseph, Jr., (972) 476-1900

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is a Report of Independent Accountants on Applying Agreed-Upon Procedures dated December 1, 2017, of Ernst & Young LLP, which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by Ernst & Young LLP pertaining to Spirit Master Funding Net-Lease Mortgage Notes, Series 2017-1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: December 1, 2017

Spirit Realty, L.P.
(Securitizer)

By: Spirit General OP Holdings, LLC, as general partner of Spirit Realty, L.P.

By:	/s/ Phillip D. Joseph, Jr.
Name:	Phillip D. Joseph, Jr.
Title:	Executive Vice President, Chief Financial
Officer and Treasurer

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated December 1, 2017, of Ernst & Young LLP.